SHORT-TERM BORROWINGS (Narrative) (Details) - Short-term borrowings [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
SHORT-TERM BORROWINGS [Line Items]
Interest expenses incurred	¥ 115	¥ 4,292	¥ 25,057
Weighted average interest rate (as a percent)	0.00%	10.00%
Weighted average short-term borrowings	¥ 1,109	¥ 11,031